UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       2/13/2003
--------------                      -----------                       ---------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            10
                                         ------------
Form 13F Information Table Value Total:  $114,154,181
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- --------- ------- --- ---- ------- -------- ---- ------ ----
AMB PPTY CORP                  COM              00163T109   1231200   45000          Sole             Sole      0    0
AMERICAN ELEC PWR INC          COM              25537101     546600   20000          Sole             Sole      0    0
CORIXA CORP                    COM              21887F100    306407   47951          Sole             Sole      0    0
DUKE ENERGY CO                 COM STK NPV      264399106    449420   23000          Sole             Sole      0    0
EQUITY OFFICE PPTYS TR         COM              294741103   1770333   70870          Sole             Sole      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   1474800   60000          Sole             Sole      0    0
ISHARES TR                     RUSSELL 3000     464287689 105557760 2156000          Sole             Sole      0    0
                               INDEX FD
PROLOGIS                       SH BEN INT       743410102   1886250   75000          Sole             Sole      0    0
SBC COMMUNICATIONS INC         COM              78387G103    542200   20000          Sole             Sole      0    0
SYNAPTICS INC                  COM              87157D109    389211   51212          Sole             Sole      0    0